Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Other Components of Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous equity [abstract]
Treasury stock	₩ (1,009,798)	₩ (882,224)
Gain or loss on disposal of treasury stock	(8,658)	(17,579)
Share-based payments	4,068	5,901
Others	(418,692)	(340,882)
Total	₩ (1,433,080)	₩ (1,234,784)